Note 14 - Warrants	12 Months Ended
Nov. 30, 2015
Warrants [Abstract]
Warrants [Text Block]
14.	Warrants

All the warrants issued to date by the Company are denominated in U.S. dollars and at issuance IPC’s functional currency was the Canadian dollar. Under U.S. GAAP, where the strike price of warrants is denominated in a currency other than an entity's functional currency the warrants would not be considered indexed to the entity’s own stock and would consequently be considered to be a derivative liability. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms. Subsequent changes in the fair value of the warrants were recorded in the consolidated statements of operations and comprehensive loss.

In connection with the February 1, 2011 private offering, the Company issued 4,800,000 five year Series A common share purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and 4,800,000 two year Series B common share purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share. The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per share.

The holders of Series A common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised multiplied by the difference between market price of common share and the exercise price divided by the market price. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

In the registered direct unit offering completed in March 2013, gross proceeds of $3,121,800 were received through the sale of the Company’s units comprised of common stock and warrants.

The offering was the sale of 1,815,000 units at a price of $1.72 per unit, with each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.10 per share (“March 2013 Warrants”).

The fair value of the March 2013 Warrants of $407,558 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 63%, risk free interest rates of 0.40%, expected life of 5 years, and dividend yield of Nil.

In the underwritten public offering completed in July 2013, gross proceeds of $3,075,000 were received through the sale of the Company’s units comprised of common stock and warrants. The offering was the sale of 1,500,000 units at a price of $2.05 per unit, each unit consisting of one share of common stock and a five year warrant to purchase 0.25 of a share of common stock at an exercise price of $2.55 per share (“July 2013 Warrants”).

The fair value of the July 2013 Warrants of $328,350 were initially estimated at closing using the Black-Scholes Option Pricing Model, using volatilities of 62.4%, risk free interest rates of 0.58%, expected life of 5 years, and dividend yield of Nil.

Effective December 1, 2013, the Company changed its functional currency to the U.S dollar such that the warrants are considered indexed to the Company’s own stock and were prospectively classified as equity under ASC 480. The warrant liability value at December 1, 2013 of $5,438,022 was reclassified from warrant liabilities to additional paid-in capital.

The following table provides information on the 5,429,300 warrants outstanding and exercisable as of November 30, 2015:

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise

Series A Warrants	2.50	2,835,000	February 1, 2016	1,417,500
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		5,429,300		2,066,075

During the year ended November 30, 2015, there were cash exercises in respect of 450,000 warrants (2014 – 481,000) and no cashless exercise (2014 – Nil) of warrants, resulting in the issuance of 225,000 (2014 – 288,500) and Nil (2014 – Nil) common shares, respectively. For the warrants exercised the Company recorded a charge to capital stock of $1,027,304 (2014 - $1,291,436) comprised of proceeds of $562,500 (2014 - $781,220) and the associated amount of $464,804 (2014 -510,216) previously recorded in additional paid in capital.

Details of warrant transactions are as follows:

	Series A Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2014	3,285,000	1,724,300	870,000	5,879,300
Exercised	(450,000)	-	-	(450,000)
Outstanding, November 30, 2015	2,835,000	1,724,300	870,000	5,429,300

	Series A Warrants	Placement Agents Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2013	3,670,000	96,000	1,724,300	870,000	6,360,300
Exercised	(385,000)	(96,000)	-	-	(481,000)
Outstanding, November 30, 2014	3,285,000	-	1,724,300	870,000	5,879,300